STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 011 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	$ 6,157,481	$ 5,194,419
Short-term investment fund	5,886	5,170
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	635,066	649,062
Total investments	6,798,433	5,848,651
Notes receivable from participants	108,285	103,221
NET ASSETS AVAILABLE FOR BENEFITS	$ 6,906,718	$ 5,951,872